Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31, 2022	December 31, 2021
Cash on hand	$62,616	$51,053
Cash at bank	5,624,695	5,622,603
Fixed deposits	-	78,461
Cash and cash equivalents	$5,687,311	$5,752,117